Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Remitly Global, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40822
Entity Tax Identification Number	83-2301143
Entity Address, Address Line One	401 Union Street,
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	(888)
Local Phone Number	736-4859
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RELY
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001782170
Amendment Flag	false